Functional and presentation currency	12 Months Ended
Dec. 31, 2023
Functional And Presentation Currency [Abstract]
Functional and presentation currency	Functional and presentation currency These consolidated financial statements are presented in United States dollars (“USD”), which is the Company’s functional currency.